Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expenses
Exploration and evaluation	$ (1,395,645)	$ (1,637,479)	$ (5,390,102)
Assays and analysis	152,093	130,666	354,492
Drilling	146,886	0	800,682
Equipment rental	1,769	4,350	103,425
Geological, including geophysical	475,380	693,016	1,295,699
Helicopter and fuel	208,347	25,064	934,727
Property acquisition and assessments costs	55,436	428,959	652,926
Site activities	182,238	178,443	963,826
Socioeconomic	99,527	156,713	192,517
Technical data	63,206	0	0
Travel and accommodation	10,763	20,268	91,808
Administration	(629,974)	(855,869)	(913,897)
Legal, accounting and audit	45,828	161,450	33,106
Office and administration	416,924	550,534	656,569
Shareholder communication	123,925	84,608	155,126
Travel and accommodation	10,763	14,179	32,891
Trust and regulatory	32,534	45,098	36,205
Equity-settled share-based compensation	(17,888)	(42,124)	0
Cost recoveries	1,350,891	1,491,626	4,538,604
Non-refundable contribution of an option agreement	260,115	0	0
Proceeds from disposal of mineral property	1,934,500	0	0
Total expenses	1,501,999	1,043,846	1,765,395
Other items
Finance income	26,904	5,558	38,016
Interest expense - director's loans	(111,354)	(105,630)	(90,000)
Transaction cost - director's loans	(57,881)	(108,768)	(130,256)
Foreign exchange loss	1,031	(848)	(933)
Net income (loss)	$ 1,360,699	$ (1,253,534)	$ (1,948,568)
Basic and diluted loss per common share	$ .01	$ 0.01	$ 0.01
Weighted average number of common shares outstanding	178,666,081	171,767,287	169,504,538